SECURITIZATION DEBT	12 Months Ended
Dec. 31, 2020
SECURITIZATION DEBT..
SECURITIZATION DEBT

15.   SECURITIZATION DEBT

In June 2019, BEST Finance transferred certain lease rental and other financing receivables totaling RMB705,033 with remaining lease terms ranging from 23 months to 59 months originating from its finance leasing services business to a securitization vehicle. The securitization vehicle created Xinyuan Leasing Asset Backed Special Plan I (the “Plan I”) and contemporaneously issued debt securities securitized by the transferred lease rental receivables (“asset-backed securities”) to qualified institution investors on the Shanghai Stock Exchange and raised total proceeds of RMB262,316 under the Plan I, net of issuance costs for the securitization transaction of RMB6,684. The Plan I consists of three tranches: Series A tranche with a stated interest of 5.5% maturing no later than 2020, Series B tranche with a stated interest of 6.5% maturing no later than 2020 and a subordinated tranche maturing no later than 2023. The Group also provided a guarantee to the Plan I to secure the full repayment of the principal and interest of the Series A and B tranches of the Plan I issued to external investors.

In September 2020, BEST Finance transferred certain lease rental and other financing receivables totaling 751,469 (US$115,168) with remaining lease terms ranging from 4 months to 59 months originating from its finance leasing services business to a securitization vehicle. The securitization vehicle created Xinyuan Leasing Asset Backed Special Plan II (the “Plan II”) and contemporaneously issued debt securities securitized by the transferred lease rental receivables (“asset-backed securities”) to qualified institution investors on the Shanghai Stock Exchange and raised total proceeds of RMB198,074 (US$30,356) under the Plan II, net of issuance costs for the securitization transaction of RMB1,926 (US$295). The Plan II consists of three tranches: Series A tranche with a stated interest of 4.95% maturing no later than 2021, Series B tranche with a stated interest of 6.0% maturing no later than 2022 and a subordinated tranche maturing no later than 2023. The Group also provided a guarantee to the Plan II to secure the full repayment of the principal and interest of the Series A tranche of the Plan II issued to external investors.

The Group acts as the servicer of the Plans by providing payment collection services for the underlying lease rental receivables and holds significant variable interests in the Plans through holding all of the subordinated tranche of asset-backed debt securities maturing no later than 2023 and the guarantee provided, from which the Group has the obligation to absorb losses of the Plans that could potentially be significant to the Plans. Accordingly, the Group is considered the primary beneficiary of the Plans and has consolidated the Plans’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

As a result of the series of transactions described above, the Series A and B tranches of the Plans issued to external investors were considered borrowings from external investors. The proceeds from borrowings from external investors is a financing activity and reported as “Proceeds from issuance of asset-backed securities to external investors, net of issuance costs” on the consolidated statements of cash flows. Repayments on the borrowings totaled RMB157,417 and RMB210,991 (US$32,336) during 2019 and 2020 from external investors were made according to the payment schedule.

As of December 31, 2019 and 2020, the total outstanding borrowings from external investors were RMB104,899 and RMB95,149 (US$14,582), respectively, which are repayable within one year and are included in current “Securitization debt” on the consolidated balance sheets. The weighted average effective interest rate for the outstanding securitization debt was 11.36% for Plan I as of December 31, 2019, 7.17% for Plan II as of December 31, 2020, respectively.